Note 3 - Discontinued Operations (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 15, 2013	Dec. 31, 2014	Mar. 31, 2011	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Restructuring Charges	$ 0					$ 3,000,000
Severance Costs						765,000
Inventory Write-down				$ 369,586		948,000
Impairment of Leasehold						307,000
Goodwill, Impairment Loss						299,000
Impairment of Long-Lived Assets to be Disposed of						290,000
Other Asset Impairment Charges						367,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax						$ (6,500,000)
Standard Product Warranty Accrual, Preexisting, Increase (Decrease)					$ (324,349)
Escrow Deposit			$ 200,000
Escrow Deposit Disbursements			$ 40,000
Escrow Deposit Returned		$ 110,000			$ 110,000